LONG-TERM DEBT AND OTHER DEBTS - Schedule of Convertible and Non-Convertible Debentures (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance		$ 110,673,348
Ending balance	$ 224,942,365	224,942,365
Convertible Debenture
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	41,743,240
Accretion expense	2,913,083
Ending balance	44,656,323	44,656,323
Non Convertible Debentures
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance	42,237,853
Accretion expense	2,346,874
Foreign currency translation adjustment	(52,515)
Ending balance	44,532,212	44,532,212
SIF Loan
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Beginning balance		6,189,814
Addition		8,903,080
Accretion expense		403,408
Foreign currency translation adjustment		(372,022)
Ending balance	$ 15,124,280	$ 15,124,280